UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Asset Administration, L.L.C.
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Address:   666 Fifth Avenue, 37th Floor
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           New York,  NY 10103
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Form 13F File Number:   028-10587
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
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Title:     Managing Member
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Phone:     (212) 484-5030
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Signature, Place, and Date of Signing:

      /s/ Gerald Catenacci            New York, NY           2/14/07
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        76
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Form 13F Information Table Value Total:       $1,160,562
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.              Form 13F File Number          Name



                                                                FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP    x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS    SOLE     SHARED    NONE
  ------------------------------ --------------- --------- -------- --------- --- ---- -------- --------- --------- -------- -------
ABER DIAMOND CORP                COM             002893105   2,344     63,900  SH       SHARED               63,900     0       0
ABERCROMBIE & FITCH CO           CL A            002896207   2,757     39,600  SH       SHARED               70,200     0       0
ADMINISTAFF INC                  COM             007094105   3,392     79,300  SH       SHARED              234,000     0       0
AERCAP HOLDINGS NV               SHS             N00985106   1,627     70,200  SH       SHARED              102,300     0       0
AETNA INC NEW                    COM             00817Y108  10,104    234,000  SH       SHARED               69,100     0       0
AK STL HLDG CORP                 COM             001547108   1,729    102,300  SH       SHARED               39,600     0       0
ALCON INC                        COM SHS         H01301102   3,889     34,796  SH       SHARED               34,796     0       0
AMERICAN EXPRESS CO              COM             025816109   2,942     48,500  SH       SHARED               79,300     0       0
AMVESCAP PLC                     SPONSORED ADR   03235E100  10,681    433,300  SH       SHARED            2,155,651     0       0
AMYLIN PHARMACEUTICALS INC       COM             032346108   2,492     69,100  SH       SHARED              433,300     0       0
APPLERA CORP                     COM CELERA GRP  038020202   7,236    517,200  SH       SHARED               48,500     0       0
ATMI INC                         COM             00207R101  65,812  2,155,651  SH       SHARED            1,077,400     0       0
BANK OF AMERICA CORPORATION      COM             060505104  57,522  1,077,400  SH       SHARED               29,400     0       0
BAUSCH & LOMB INC                COM             071707103   9,334    179,284  SH       SHARED              179,284     0       0
BRIGHT HORIZON FAMILY SOLUTI     COM             109195107   1,137     29,400  SH       SHARED               61,000     0       0
CB RICHARD ELLIS GROUP INC       CL A            12497T101   3,005     90,500  SH       SHARED              103,100     0       0
CHATTEM INC                      COM             162456107   7,222    144,200  SH       SHARED              144,200     0       0
CHECKFREE CORP NEW               COM             162813109   3,426     85,300  SH       SHARED               85,300     0       0
CITIGROUP INC                    COM             172967101   3,398     61,000  SH       SHARED            1,470,520     0       0
CLEVELAND CLIFFS INC             COM             185896107  71,232  1,470,520  SH       SHARED            1,661,980     0       0
COUNTRYWIDE FINANCIAL CORP       COM             222372104   4,377    103,100  SH       SHARED              517,200     0       0
CREDIT SUISSE GROUP              SPONSORED ADR   225401108   3,555     50,900  SH       SHARED               50,900     0       0
CYBERONICS INC                   COM             23251P102   5,994    290,400  SH       SHARED              290,400     0       0
D R HORTON INC                   COM             23331A109   1,661     62,700  SH       SHARED               51,437     0       0
DADE BEHRING HLDGS INC           COM             23342J206  10,120    254,200  SH       SHARED              254,200     0       0
DAVITA INC                       COM             23918K108   4,950     87,025  SH       SHARED               62,700     0       0
E M C CORP MASS                  COM             268648102  12,820    971,177  SH       SHARED               87,025     0       0
ENTEGRIS INC                     COM             29362U104  57,910  5,352,093  SH       SHARED              971,177     0       0
FEDERATED DEPT STORES INC DE     COM             31410H101  14,721    386,072  SH       SHARED            5,352,093     0       0
FIRST AMERN CORP CALIF           COM             318522307   7,310    179,700  SH       SHARED              179,700     0       0
FIRST DATA CORP                  COM             319963104  13,704    537,000  SH       SHARED              386,072     0       0
GAMESTOP CORP NEW                CL A            36467W109   7,539    136,800  SH       SHARED              537,000     0       0
GOLDCORP INC NEW                 COM             380956409  11,228    394,800  SH       SHARED              394,800     0       0
GOLDMAN SACHS GROUP INC          COM             38141G104   7,356     36,900  SH       SHARED              136,800     0       0
GSI COMMERCE INC                 COM             36238G102   2,880    153,600  SH       SHARED               36,900     0       0
HOME DEPOT INC                   COM             437076102  40,256  1,002,400  SH       SHARED              153,600     0       0
IAC INTERACTIVECORP              COM NEW         44919P300  15,225    409,715  SH       SHARED            1,002,400     0       0
ILLUMINA INC                     COM             452327109   5,509    140,150  SH       SHARED              409,715     0       0
ITT CORP NEW                     COM             450911102  52,274    920,000  SH       SHARED              140,150     0       0
LKQ CORP                         COM             501889208   3,669    159,600  SH       SHARED              920,000     0       0
MAGNA ENTMT CORP                 CL A            559211107   5,212  1,155,752  SH       SHARED              159,600     0       0
MARKETAXESS HLDGS INC            COM             57060D108   9,612    708,356  SH       SHARED            1,155,752     0       0
MEDCO HEALTH SOLUTIONS INC       COM             58405U102  11,848    221,715  SH       SHARED              221,715     0       0
MEMC ELECTR MATLS INC            COM             552715104  36,775    939,572  SH       SHARED              708,356     0       0
MERCK & CO INC                   COM             589331107   9,048    207,521  SH       SHARED              422,099     0       0
METAL MGMT INC                   COM NEW         591097209  15,976    422,099  SH       SHARED              207,521     0       0
NAUTILUS INC                     COM             63910B102   1,745    124,629  SH       SHARED            1,575,900     0       0
NAVTEQ CORP                      COM             63936L100   8,536    244,100  SH       SHARED              124,629     0       0
NEXEN INC                        COM             65334H102   3,185     57,900  SH       SHARED              274,500     0       0
NOVA CHEMICALS CORP              COM             66977W109  43,968  1,575,900  SH       SHARED                9,300     0       0
NRG ENERGY INC                   COM NEW         629377508  65,447  1,168,490  SH       SHARED              244,100     0       0
NUTRI SYS INC NEW                COM             67069D108     590      9,300  SH       SHARED               57,900     0       0
OMNICARE INC                     COM             681904108  42,980  1,112,600  SH       SHARED            1,112,600     0       0
PENN NATL GAMING INC             COM             707569109   6,447    154,900  SH       SHARED              116,900     0       0
PENWEST PHARMACEUTICALS CO       COM             709754105   7,496    451,045  SH       SHARED              154,900     0       0
PITNEY BOWES INC                 COM             724479100   5,400    116,900  SH       SHARED              131,500     0       0
POTASH CORP SASK INC             COM             73755L107  42,278    294,658  SH       SHARED              294,658     0       0
PULTE HOMES INC                  COM             745867101   3,279     99,000  SH       SHARED              451,045     0       0
RTI INTL METALS INC              COM             74973W107   6,571     84,001  SH       SHARED               84,001     0       0
SARA LEE CORP                    COM             803111103   4,801    281,900  SH       SHARED            2,721,197     0       0
SEARS HLDGS CORP                 COM             812350106   8,497     50,600  SH       SHARED              389,000     0       0
SEPRACOR INC                     COM             817315104  49,772    808,253  SH       SHARED              808,253     0       0
SERVICEMASTER CO                 COM             81760N109   3,359    256,200  SH       SHARED               50,600     0       0
SOLEXA INC                       COM             83420X105   2,076    157,900  SH       SHARED              157,900     0       0
SPRINT NEXTEL CORP               COM FON         852061100  51,403  2,721,197  SH       SHARED              423,000     0       0
ST JUDE MED INC                  COM             790849103  15,465    423,000  SH       SHARED              228,900     0       0
STATION CASINOS INC              COM             857689103  18,694    228,900  SH       SHARED              256,200     0       0
TALBOTS INC                      COM             874161102   4,687    194,500  SH       SHARED              302,100     0       0
TALX CORP                        COM             874918105   8,293    302,100  SH       SHARED              194,500     0       0
TELUS CORP                       NON-VTG SHS     87971M202   6,843    153,200  SH       SHARED              944,860     0       0
TEMPUR PEDIC INTL INC            COM             88023U101  11,945    583,800  SH       SHARED              583,800     0       0
THERMO FISHER SCIENTIFIC INC     COM             883556102  42,793    944,860  SH       SHARED              589,100     0       0
TRIMBLE NAVIGATION LTD           COM             896239100  29,885    589,100  SH       SHARED              153,200     0       0
UBS AG                           SHS NEW         H89231338   3,246     53,800  SH       SHARED               53,800     0       0
UNITED THERAPEUTICS CORP DEL     COM             91307C102   2,691     49,500  SH       SHARED               49,500     0       0
VISTEON CORP                     COM             92839U107  15,380  1,813,700  SH       SHARED            1,813,700     0       0
